Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	5.81031%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,148,116.53

Principal:
Principal Collections	$33,821,743.11
Prepayments in Full	$16,464,681.06
Liquidation Proceeds	$418,417.35
Recoveries	$(100.00)
Sub Total	$50,704,741.52
Collections	$56,852,858.05

Purchase Amounts:
Purchase Amounts Related to Principal	$171,165.13
Purchase Amounts Related to Interest	$949.64
Sub Total	$172,114.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$57,024,972.82

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	5
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$57,024,972.82
Servicing Fee	$1,254,427.80	$1,254,427.80	$0.00	$0.00	$55,770,545.02
Interest - Class A-1 Notes	$645,467.25	$645,467.25	$0.00	$0.00	$55,125,077.77
Interest - Class A-2a Notes	$1,624,583.33	$1,624,583.33	$0.00	$0.00	$53,500,494.44
Interest - Class A-2b Notes	$1,210,481.25	$1,210,481.25	$0.00	$0.00	$52,290,013.19
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$50,202,371.52
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$49,902,988.19
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,902,988.19
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$49,683,692.52
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,683,692.52
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$49,533,281.60
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$49,533,281.60
Regular Principal Payment	$140,395,268.40	$49,533,281.60	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$57,024,972.82

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$49,533,281.60
Total					$49,533,281.60

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$49,533,281.60	$141.52	$645,467.25	$1.84	$50,178,748.85	$143.36
Class A-2a Notes	$0.00	$0.00	$1,624,583.33	$4.64	$1,624,583.33	$4.64
Class A-2b Notes	$0.00	$0.00	$1,210,481.25	$4.84	$1,210,481.25	$4.84
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$49,533,281.60	$31.37	$6,237,263.42	$3.95	$55,770,545.02	$35.32

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$140,395,268.40	0.4011293	$90,861,986.80	0.2596057
Class A-2a Notes	$350,000,000.00	1.0000000	$350,000,000.00	1.0000000
Class A-2b Notes	$250,000,000.00	1.0000000	$250,000,000.00	1.0000000
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,369,335,268.40	0.8672497	$1,319,801,986.80	0.8358785

Pool Information
Weighted Average APR	4.840%	4.855%
Weighted Average Remaining Term	53.37	52.59
Number of Receivables Outstanding	45,349	44,416
Pool Balance	$1,505,313,359.99	$1,453,731,349.25
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,384,685,078.97	$1,337,788,987.17
Pool Factor	0.8754973	0.8454970

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$115,942,362.08
Targeted Overcollateralization Amount	$165,379,895.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$133,929,362.45

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		79	$706,004.09
(Recoveries)		1	$(100.00)
Net Loss for Current Collection Period			$706,104.09
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5629%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0002%
Second Prior Collection Period			0.1353%
Prior Collection Period			0.2629%
Current Collection Period			0.5727%
Four Month Average (Current and Prior Three Collection Periods)			0.2428%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		292	$1,225,553.95
(Cumulative Recoveries)			$5,510.96
Cumulative Net Loss for All Collection Periods			$1,220,042.99
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0710%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,197.10
Average Net Loss for Receivables that have experienced a Realized Loss			$4,178.23

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.70%	259	$10,182,414.14
61-90 Days Delinquent	0.07%	26	$1,070,032.79
91-120 Days Delinquent	0.02%	8	$289,320.18
Over 120 Days Delinquent	0.00%	1	$34,666.31
Total Delinquent Receivables	0.80%	294	$11,576,433.42

Repossession Inventory:
Repossessed in the Current Collection Period		12	$473,473.27
Total Repossessed Inventory		24	$1,153,650.57

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0800%
Prior Collection Period			0.0772%
Current Collection Period			0.0788%
Three Month Average			0.0787%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0959%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	5

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	114	$4,944,736.25
2 Months Extended	116	$5,197,300.99
3+ Months Extended	18	$756,401.81

Total Receivables Extended	248	$10,898,439.05
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer